Customers' refundable fees (Tables)	12 Months Ended
Dec. 31, 2020
Customers' refundable fees
Schedule of Customers' refundable fees

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of year	58,878	41,697	44,916
Cash received from customers	554,539	409,781	55,403
Cash refunded to customers	(36,136)	(85,227)	(26,329)
Revenue recognized	(535,584)	(321,335)	(37,916)
Balance at end of year	41,697	44,916	36,074